Impact of change in accounting policies - Narrative (Details) - USD ($)	Sep. 30, 2019	Jan. 01, 2019	Dec. 31, 2018
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Operating lease liabilities	$ 107,517,000
Operating right-of-use assets	107,681,000
Shareholders' equity	1,502,289,000		$ 1,354,281,000
Retained Earnings
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Shareholders' equity	$ 1,020,386,000		$ 888,326,000
Accounting Standards Update 2016-02
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Operating lease liabilities		$ 106,500,000
Operating right-of-use assets		106,500,000
Accounting Standards Update 2016-02 | Retained Earnings
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Shareholders' equity		$ 0